Deferred Revenue and Customer Deposits - Roll Forward of Customer Deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Revenue Recognition And Deferred Revenue [Abstract]
Balance at beginning of year	¥ 20,636	$ 3,001	¥ 6,064
Cash received from customers during the year	407,630	59,287	129,555
Revenue recognized during the year	(397,488)	(57,812)	(112,770)
Refunds paid during the year	(4,362)	(634)	(2,213)
Balance at end of year	¥ 26,416	$ 3,842	¥ 20,636